Document and Entity Information	12 Months Ended
Dec. 31, 2012
Entity Registrant Name	E-COMMERCE CHINA DANGDANG INC.
Entity Central Index Key	0001499744
Document Type	20-F
Document Period End Date	Dec. 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Class A common shares [Member]
Entity Common Stock, Shares Outstanding	279,517,750
Class B common shares [Member]
Entity Common Stock, Shares Outstanding	131,916,660